FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.5%
	AEROSPACE & DEFENSE — 7.6%
8,000	General Dynamics Corp.	$2,970,800
6,600	RTX Corp.	1,371,018
		4,341,818
	ASSET MANAGEMENT — 7.4%
6,000	Ameriprise Financial, Inc.	3,318,660
7,900	T. Rowe Price Group, Inc.	879,112
		4,197,772
	BANKING — 5.6%
9,000	JPMorgan Chase & Co.	3,204,180
	BIOTECH & PHARMA — 7.4%
13,820	Merck & Co., Inc.	2,042,043
76,000	Pfizer, Inc.	2,162,960
		4,205,003
	DIVERSIFIED INDUSTRIALS — 1.1%
3,600	3M Co.	618,588
	ELECTRICAL EQUIPMENT — 15.2%
3,400	Allegion PLC	527,850
10,000	Eaton Corp. PLC	4,018,800
9,200	Trane Technologies PLC	4,088,480
		8,635,130
	ENTERTAINMENT CONTENT — 1.0%
5,151	Walt Disney Co.	553,990
	FOOD — 4.1%
10,000	Hershey Co.	1,762,100
9,000	Mondelez International, Inc. - Class A	558,630
		2,320,730
	HEALTH CARE FACILITIES & SVCS — 6.5%
30,000	Centene Corp.*	1,930,200
4,500	Elevance Health, Inc.	1,766,430
		3,696,630
	INSTITUTIONAL FINANCIAL SVCS — 4.1%
14,500	Bank of New York Mellon Corp.	2,338,560
	INSURANCE — 6.0%
3	Berkshire Hathaway, Inc. - Class A*	2,269,950
10,000	Prudential Financial, Inc.	1,176,000
		3,445,950
	LEISURE FACILITIES & SERVICES — 1.9%
4,225	McDonald's Corp.	1,113,457
	MACHINERY — 1.2%
9,000	Ingersoll Rand, Inc.	693,450

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.5%
6,300	Danaher Corp.	$1,345,428
900	Solventum Corp.*	81,954
		1,427,382
	SEMICONDUCTORS — 4.1%
26,000	Intel Corp.*	2,327,260
	SOFTWARE — 4.8%
18,395	Oracle Corp.	2,743,062
	SPECIALTY FINANCE — 6.4%
11,000	American Express Co.	3,631,870
	TECHNOLOGY HARDWARE — 4.0%
20,700	Cisco Systems, Inc.	2,287,143
	TRANSPORTATION & LOGISTICS — 1.6%
3,000	Union Pacific Corp.	902,010
	TOTAL COMMON STOCKS
	(Cost $14,849,972)	52,683,985
	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET INVESTMENTS — 7.5%
4,308,386	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.49%(a)	4,308,386
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,308,386)	4,308,386
	TOTAL INVESTMENTS — 100.0%
	(Cost $19,158,358)	56,992,371
	Liabilities in Excess of Other Assets — (0.0)%	(12,911)
	TOTAL NET ASSETS — 100.0%	$56,979,460

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.